Employee Benefit Plans (Accumulated Benefit Obligation (ABO)) (Details) - CAD ($) $ in Millions	Dec. 31, 2022	Dec. 31, 2021
Plans with Accumulated Benefit Obligation ("ABO") in Excess of Plan Assets
ABO for the defined benefit pension plans	$ 2,080	$ 2,507
Defined benefit pension plans
Plans with Accumulated Benefit Obligation ("ABO") in Excess of Plan Assets
ABO	111	133
Fair value of plan assets	33	35
Funded Status	$ (78)	$ (98)